Accounts Receivable	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 - ACCOUNTS RECEIVABLE

The Company's accounts receivable at March 31, 2020 and September 30, 2019 is as follows:

	March 31, 2020	September 30, 2019
Accounts receivable	$309,099	$791,728
Reserve for doubtful accounts	-	-
	$309,099	$791,728

NOTE 3 - ACCOUNTS RECEIVABLE

The Company's accounts receivable at September 30, 2019 and 2018 is as follow:

	September 30, 2019	September 30, 2018
Accounts receivable	$791,728	$1,615,582
Reserve for doubtful accounts	-	-
	$791,728	$1,615,582